Goodwill and other Intangibles Assets, Net Goodwill and other Intangibles Assets, Net (Notes)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
Goodwill and other Intangible Assets, Net
The goodwill set forth below resulted from the GE Advanced Materials Acquisition further discussed in Note 1.
The following table sets forth the changes in goodwill:

	Silicones	Quartz	Total
Balance as of December 31, 2010	$425	$—	$425
Foreign exchange translation	7	—	7
Balance as of December 31, 2011	432	—	432
Foreign exchange translation	(20)	—	(20)
Balance as of December 31, 2012	$412	$—	$412

At December 31, 2012, accumulated goodwill impairment losses recognized by the Company since the adoption of ASC Topic 350 were $700 and $158 for the Silicones and Quartz reporting units, respectively. The Quartz reporting unit's goodwill was fully impaired.

Intangible assets as of December 31, 2012 and 2011 consisted of the following:

	Amortization period	Gross amount	Accumulated amortization	Net carrying amount
2012
Amortizing intangible assets:
Customer relationships	15-20 years	$426	$(146)	$280
Trademarks	7-20 years	142	(53)	89
Unpatented technology	20 years	144	(44)	100
Patents and other	10-20 years	38	(14)	24
Total		$750	$(257)	$493
2011
Amortizing intangible assets:
Customer relationships	15-20 years	$429	$(124)	$305
Trademarks	7-20 years	146	(45)	101
Unpatented technology	20 years	149	(38)	111
Patents and other	10-20 years	37	(12)	25
Total		$761	$(219)	$542

Amortization expense for amortizing intangible assets was $43, $45 and $43 for the years ended December 31, 2012, 2011, and 2010, respectively. There were no significant additions to intangible assets for the years ended December 31, 2012 and 2011. The change in the net carrying balances was primarily a result of fluctuations in foreign currency translation and amortization expense. The estimated amortization expense for the next five years is as follows:

Year ending December 31:
2013	$44
2014	44
2015	41
2016	41
2017	41